General	12 Months Ended
Dec. 31, 2023
General [Abstract]
GENERAL

Note 1:- General

a.	Arbe Robotics Ltd. (the “Company”) was founded and registered on November 4, 2015 and commenced its activities in January 2016. The Company, a global leader in Perception Radar solutions, is spearheading a radar revolution, enabling truly safe driver-assist systems today while paving the way to full autonomous-driving. The Company’s radar technology is a critical sensor for L2+ and higher autonomy. The Company is empowering automakers, Tier 1 suppliers, autonomous ground vehicles, commercial and industrial vehicles, and a wide array of safety applications with advanced sensing and paradigm changing perception. The Company’s Ordinary Shares and Warrants are listed on the Nasdaq Capital Market under the symbols “ARBE” and “ARBEW,” respectively.

b.	On October 26, 2017, the Company established a Delaware subsidiary, Arbe Robotics US Inc. Arbe Robotics US Inc is engaged mainly in the Company’s sales and will operate as the Company’s distributor in the U.S.

On February 5, 2024, the Company established a Chinese subsidiary, Shanghai Arbe Technologies Co., Ltd (“Arbe China”). Arbe China was formed to assist mainly in providing customer support in the China region.

c.	On October 7, 2021, the Company consummated the merger (the “Merger”) pursuant to which the Company’s wholly-owned subsidiary, Autobot MergerSub, Inc. (“Merger Sub”) was merged with an into Industrial Tech Acquisitions Inc. (“ITAC”) pursuant to which ITAC became a wholly-owned subsidiary of the Company, and the Company issued ordinary shares and warrants to the holders of ITAC common stock and warrants, respectively. In connection with the Merger, the name of ITAC was changed to Autobot HoldCo, Inc.

In connection with the Merger, and immediately prior to the closing of the Merger, the Company effected a recapitalization (the “Recapitalization”), which was approved by the Company’s directors and shareholders. As part of the Recapitalization, (i) all warrants (other than certain outstanding warrants) were exercised, (ii) all outstanding preferred shares, including preferred shares issued upon exercise of warrants, were converted into ordinary shares and (iii) the ordinary shares that were outstanding after the exercise and conversion pursuant to clauses (i) and (ii) became and were converted into a total of 48,268,611 ordinary shares. The Recapitalization resulted in a 46.25783-for-one stock split and a change in the par value of the ordinary shares from NIS 0.01 per share to NIS 0.000216 per share. The stock split was based on a valuation of the Ordinary Shares of $525,000 after the Recapitalization, with each Ordinary Share being valued at $10.00. As part of the Recapitalization, the number of Ordinary Shares issuable upon exercise of outstanding options and warrants was multiplied by the stock split ratio, which is the conversion ratio, and the exercise price of such options and warrants was divided by the conversion ratio. Fractional shares were rounded to the closest integral number of Ordinary Shares, with a half-share being rounded to the next higher number of Ordinary Shares. As a result, all Ordinary Shares, preferred shares, options to purchase ordinary shares, warrants to purchase preferred shares, exercise price and net loss per share amounts in these financial statements were adjusted retroactively for the year ended December 31, 2021, as if the stock split and change in par value had been in effect at January 1, 2021.

Pursuant to the Merger, Arbe issued to ITAC securityholders (a) 3,866,842 Ordinary Shares to the holders of ITAC common stock and (b) 10,735,680 Arbe warrants to the holders of ITAC warrants, of which 7,623,600 warrants are public warrants and 3,112,080 warrants are private warrants.

Total gross proceeds resulted from the Merger and the related PIPE financing were approximately $118,288, of which total transaction costs amounted to approximately $16,707. The total gross proceeds include the $100,000 from the sale of 10,000,000 Ordinary Shares to the PIPE investors at $10.00 per share.

d.	The Company depends on one supplier for the development and productization of its products. If this supplier fails to deliver or delays the delivery of the necessary products, the Company will be required to seek alternative sources of supply. A change in supplier could result in manufacturing delays and increased costs, which could result in a possible loss of sales which would adversely affect the Company’s business, prospects, results of operations and financial position.

e.	As the Company operates internationally and substantially all of its revenue is derived from sales outside of Israel, the business is affected by inflation, supply chain issues and economic conditions in countries in which the Company is seeking to conduct business, security and cybersecurity issues, fiscal and monetary policies, interest rates and regulations affection the automobile industry, the timing by the automobile and other industries on the introduction of unmanned automobiles and other unmanned devices, safety concerns and well as the effect of regional conflicts and steps taken by governments with respect to parties to such conflicts. As an Israeli company, the Company is also subject to the effect on Israel and the Israeli economy of the present war with Hamas as well as any other regional conflicts which may develop and the relationship between Israel and other countries, including the United States, China and the European Union.

f.	The Company has incurred losses from operations since its inception and has negative cash flow from operating activities. Management's plans with regard to these matters include continued development and marketing of its products as well as seeking additional financing arrangements.